Consolidated Statements of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Statement of changes in equity
Share consolidation ratio		3
Other components of other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 2.3	$ 16.3
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ (16.8)	$ (9.2)